INVENTORIES	12 Months Ended
Dec. 31, 2025
INVENTORIES
INVENTORIES

NOTE 7 – INVENTORIES

The analysis of inventories at 31 December 2025 and 2024 is as follows:

	2025	2024

Trade goods	8,993,673	8,004,631
Less: Provision for impairment	(264,405)	(149,181)

	8,729,268	7,855,450

Inventories include TRY71,942 thousand of subsequently returned goods based on the Group’s return policy as of 31 December 2025 (2024: TRY101,149 thousand).

The movements in provision for impairment of trade goods were as follows:

	2025	2024

1 January	149,181	172,232
Net charge for the period	115,224	(23,051)

31 December	264,405	149,181